Revenue and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2022
Revenue and segmental reporting [Abstract]
Revenue recognized
Revenue recognized during 2022 arose primarily from Product revenue following regulatory approval of KIMMTRAK in the United States and Europe. Revenue recognized during 2021 and 2020 arose primarily from collaboration agreements with GlaxoSmithKline Intellectual Property Development Ltd (“GSK”), Eli Lilly and Company (“Eli Lilly”) and Genentech, Inc. (“Genentech”).

	2022	2021	2020
Revenue from sale of therapies	£’000	£’000	£’000
Product revenue	108,148	—	—
Pre-product revenue	8,661	3,010	—
Total revenue from sale of therapies	116,809	3,010	—
Collaboration revenue
GSK	—	6,083	6,356
Eli Lilly	7,361	—	3,522
Genentech	19,567	17,427	20,236
Total collaboration revenue	26,928	23,510	30,114
Total revenue	143,737	26,520	30,114

The following table shows amounts of revenue recorded for individual customers representing more than 10% of the Group’s total revenue from the sale of therapies during 2022.

2022
£’000
Customer A	30,804
Customer B	29,225
Customer C	20,419
Customer D	20,054
Customer E	13,724
114,226

Net product revenue from the sale of KIMMTRAK, and net pre-product revenue from the sale of tebentafusp as part of a compassionate use and early access program are presented by region based on the location of the customer below.

	2022	2021	2020
	£’000	£’000	£’000
United States	80,448	—	—
Europe	35,490	3,010	—
Rest of World	871	—	—
Total revenue from sale of therapies	116,809	3,010	—

Deferred revenue	Deferred revenue as at December 31, 2022 and 2021 was as follows:
	2022	2021
	£’000	£’000
Current deferred revenue	6,408	24,450
Non-current deferred revenue	4,331	6,408
	10,739	30,858